Schedule of reverse recapitalization impact (Details)		6 Months Ended
		Jun. 30, 2026 SEK (kr)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
IfrsStatementLineItems [Line Items]
Deemed fair value of shares issued to Legato III shareholders in TSEK				kr 357,406,000
Cash and cash equivalents (Trust, net of redemptions) in TSEK		kr 8,579,000
Less: Notes payable liability assumed in TSEK				(4,775,000)
Less: Legato III Public and Private Warrant liabilities assumed in TSEK (a)				(1,027,638,000)
Total net assets of Legato III as of the Closing Date in TSEK				(3,941,829,000)	kr (1,825,371,000)	kr (1,749,680,000)
Listing expense in TSEK (b)				kr 636,267,000
Legal to three shareholders [member]
IfrsStatementLineItems [Line Items]
Fair value of Einride (negotiated equity value per the amended BCA) on Closing Date in USD | $			$ 1,350,000,000
USD/SEK exchange rate at the Closing Date				9.4234
Fair value of Einride in TSEK				kr 12,721,590,000
Legato III shareholders ownership interest in the combined company at Closing			2.81%	2.81%
Deemed fair value of shares issued to Legato III shareholders in TSEK				kr 357,406,000
Cash and cash equivalents (Trust, net of redemptions) in TSEK		kr 8,579,000
Less: Notes payable liability assumed in TSEK				(4,775,000)
Less: Accrued liabilities for Legato III's unpaid transaction related costs assumed in TSEK				(11,779,000)
Less: Legato III Public and Private Warrant liabilities assumed in TSEK (a)	[1]			(270,886,000)
Total net assets of Legato III as of the Closing Date in TSEK				(278,861,000)
Listing expense in TSEK (b)	[2]			kr 636,267,000

[1]	Represents the fair market value as of the Closing Date of certain warrants over the Company shares (“SPAC warrants”) issued by Einride to replace Public and Private Warrant previously issued by Legato III. The new warrants have the same terms and conditions as the warrants issued by Legato. As the terms of the Legato III’s Public Warrants and Private Placement Warrants are substantially the same before and after the completion of the Reverse Recapitalization, the Warrants are not deemed to be additional consideration under IFRS 2 but rather the Legato III Public Warrants and Private Placement Warrants were assumed as part of the Reverse Recapitalization. The assumed warrant liabilities are deducted from the net assets of Legato III in determining the IFRS 2 listing expense, which increases the listing expense amount.
[2]	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.